Supplement to the Fidelity® Conservative Income Bond Fund Class A, Class I, and Class Z October 30, 2023 Prospectus
Effective December 6, 2023, the following information replaces bullets 5 and 6 found in the "Fund Summary" section under the "Principal Investment Strategies" heading
  Normally maintaining a dollar-weighted average maturity of one year or less.
  Normally investing in securities with a maximum maturity of four years.
Effective December 6, 2023, the following information has been removed from the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Investing up to 5% of assets in lower quality investment-grade securities.
Effective December 6, 2023, the following information replaces paragraphs 5 and 6 found in the "Fund Basics" section under the "Principal Investment Strategies" heading.
In addition, the fund normally maintains a dollar-weighted average maturity of one year or less. As of August 31, 2023, the fund's dollar-weighted average maturity was approximately 0.5 years and the index's dollar-weighted average maturity was approximately 0.4 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.
The Adviser normally invests the fund's assets in securities with a maximum maturity of four years.
Effective December 6, 2023, the following information has been removed from the "Fund Basics" section under the "Principal Investment Strategies" heading.
The Adviser may invest up to 5% of the fund's assets in lower quality investment-grade securities.
Effective December 6, 2023, the following information supplements information found in the "Fund Basics" section under the "Other Investment Strategies" heading.
The Adviser may invest the fund's assets in lower quality investment-grade securities.
AFCV-PSTK-1223-100 1.9911293.100	December 1, 2023
Supplement to the Fidelity® Conservative Income Bond Fund October 30, 2023 Prospectus
Effective December 6, 2023, the following information replaces bullets 5 and 6 found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Normally maintaining a dollar-weighted average maturity of one year or less.
  Normally investing in securities with a maximum maturity of four years.
Effective December 6, 2023, the following information has been removed from the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Investing up to 5% of assets in lower quality investment-grade securities.
Effective December 6, 2023, the following information replaces paragraphs 5 and 6 found in the "Fund Basics" section under the "Principal Investment Strategies" heading.
In addition, the fund normally maintains a dollar-weighted average maturity of one year or less. As of August 31, 2023, the fund's dollar-weighted average maturity was approximately 0.5 years and the index's dollar-weighted average maturity was approximately 0.4 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.
The Adviser normally invests the fund's assets in securities with a maximum maturity of four years.
Effective December 6, 2023, the following information has been removed from the "Fund Basics" section under the "Principal Investment Strategies" heading.
The Adviser may invest up to 5% of the fund's assets in lower quality investment-grade securities.
Effective December 6, 2023, the following information supplements information found in the "Fund Basics" section under the "Other Investment Strategies" heading.
The Adviser may invest the fund's assets in lower quality investment-grade securities.
FCV-I-PSTK-1223-105 1.9585864.105	December 1, 2023
Supplement to the Fidelity Flex® Funds Fidelity Flex® Conservative Income Bond Fund October 30, 2023 Prospectus
Effective December 6, 2023, the following information replaces bullets 5 and 6 found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Normally maintaining a dollar-weighted average maturity of one year or less.
  Normally investing in securities with a maximum maturity of four years.

Effective December 6, 2023, the following information has been removed from the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Investing up to 5% of assets in lower quality investment-grade securities.
Effective December 6, 2023, the following information replaces paragraphs 5 and 6 found in the "Fund Basics" section under the "Principal Investment Strategies" heading.
In addition, the fund normally maintains a dollar-weighted average maturity of one year or less. As of August 31, 2023, the fund's dollar-weighted average maturity was approximately 0.5 years and the index's dollar-weighted average maturity was approximately 0.4 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.
The Adviser normally invests the fund's assets in securities with a maximum maturity of four years.
Effective December 6, 2023, the following information has been removed from the "Fund Basics" section under the "Principal Investment Strategies" heading.
The Adviser may invest up to 5% of the fund's assets in lower quality investment-grade securities.
Effective December 6, 2023, the following information supplements information found in the "Fund Basics" section under the "Other Investment Strategies" heading.
The Adviser may invest the fund's assets in lower quality investment-grade securities.
ZCI-PSTK-1223-100 1.9911289.100	December 1, 2023